Staff costs	6 Months Ended
Jun. 30, 2023
Classes of employee benefits expense [abstract]
Staff costs	Staff costs

	Half year ended 30.06.23	Half year ended 30.06.22
Compensation costs	£m	£m
Upfront bonus charge	665	705
Deferred bonus charge	263	280
Other incentives	42	44
Performance costs	970	1,029
Salaries	2,540	2,278
Social security costs	399	377
Post-retirement benefits	268	282
Other compensation costs	281	241
Total compensation costs	4,458	4,207

Other resourcing costs
Outsourcing	340	268
Redundancy and restructuring	63	(15)
Temporary staff costs	53	53
Other	71	70
Total other resourcing costs	527	376

Total staff costs	4,985	4,583

Barclays Group compensation costs as a % of total income	33.0%	31.9%